UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	08/31/2016

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2015 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite tumultuous swings in market sentiment stemming from global economic developments, stocks and bonds generally produced strong returns over the reporting period. During the fall of 2015, investors reacted cautiously to sluggish global economic growth, plummeting commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp declines in equities in January 2016, but investor sentiment soon improved when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices rebounded. Stocks mostly rallied over the ensuing months, driving several broad measures of stock market performance to new record highs. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income sent yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2015 through August 31, 2016, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2016, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 7.10%, Class C shares returned 6.30%, Class I shares returned 7.44%, Class Y shares returned 7.60%, and Class Z shares returned 7.34%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index, produced a total return of 6.88%.2

Municipal bonds produced solid returns over the reporting period amid falling long-term interest rates and robust investor demand. Our interest rate and security selection strategies helped most of the fund’s share classes outperform the benchmark.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by various economic headwinds. The U.S. economy continued to grow slowly, but longer-term interest rates declined significantly over the reporting period’s first half when sluggish international growth and declining commodity prices caused a surge in investor demand for high-quality securities.

Commodity prices rebounded in the spring of 2016 as global economic conditions seemed to stabilize, but the United Kingdom’s referendum to leave the European Union kept many investors cautious and long-term rates low. In addition, investors seeking more competitive levels of current income reached for the higher yields provided by lower-rated credits, and yield differences narrowed along the market’s credit-quality spectrum.

Throughout the reporting period, the after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities, further supporting investor demand. Supply dynamics also generally proved favorable as issuance volumes moderated over the first eight months of 2016.

3

DISCUSSION OF FUND PERFORMANCE (continued)

The U.S. economic recovery has continued to support credit conditions for most municipal bond issuers. Although some states and municipalities face pressure from underfunded pension systems, most have benefited from rising tax revenues, balanced operating budgets, and replenished rainy day funds.

Duration Posture Bolstered Relative Results

The fund’s performance compared to its benchmark was enhanced by its relatively long average duration, which enabled greater participation in the benefits of falling long-term interest rates. The fund achieved especially favorable results from an increase in its holdings of municipal bonds with maturities of 15 years and more.

Our security selection strategy also proved effective. We continued to favor revenue-backed municipal bonds over their lower-yielding general obligation counterparts, and the fund achieved especially strong results from securities backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. The fund further benefited from underweighted positions in escrowed bonds and a lack of exposure to Puerto Rico obligations.

Laggards during the reporting period included revenue bonds backed by essential services such as water and sewer facilities. Floating-rate notes also underperformed market averages when interest rates declined.

A More Cautious Investment Posture

As of the end of the reporting period, we have remained optimistic about the long-term prospects of the municipal bond market as the U.S. economy has continued to grow and municipal credit quality generally has remained strong. Yet, we are aware of potential risks, including the likelihood of rising short-term rates, currently narrow yield differences along the market’s credit-quality spectrum, and the possibility that new issuance could increase if states borrow to fund needed infrastructure improvements.

Therefore, we have adopted a somewhat more defensive investment posture, with a greater emphasis on higher-quality securities and underweighted exposure to shorter-term securities that could be hurt by rising short-term interest rates. On the other hand, we have maintained the fund’s relatively long average duration and a bias toward revenue bonds in an effort to capture more competitive yields.

September 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class Z, Class I, nor Class Y shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus AMT-Free Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/06 to a $10,000 investment made in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 8/31/16
	Inception
	Date	1 Year	5 Years		10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	2.28%	4.24%		4.05%
without sales charge	3/31/03	7.10%	5.20%		4.53%
Class C shares
with applicable redemption charge †	3/31/03	5.30%	4.41%		3.75%
without redemption	3/31/03	6.30%	4.41%		3.75%
Class I shares	12/15/08	7.44%	5.45%		4.80%	††
Class Y shares	7/1/13	7.60%	5.50%	††	4.81%	††
Class Z shares	5/6/94	7.34%	5.41%		4.77%
Bloomberg Barclays U.S. Municipal Bond Index		6.88%	4.80%		4.87%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2016 to August 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.58	$7.40	$2.30	$2.30	$2.45
Ending value (after expenses)	$1,032.90	$1,029.00	$1,034.90	$1,035.90	$1,034.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.56	$7.35	$2.29	$2.29	$2.44
Ending value (after expenses)	$1,021.62	$1,017.85	$1,022.87	$1,022.87	$1,022.72

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .48% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2016

Long-Term Municipal Investments - 97.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.5%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,493,000
Birmingham Water Works Board, Water Revenue	5.00	1/1/23	1,395,000		1,623,947
Birmingham Water Works Board, Water Revenue	5.00	1/1/32	6,140,000		7,657,562
Black Belt Energy Gas District, Gas Supply Revenue	4.00	6/1/21	5,000,000		5,603,350
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,005,810
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[a]	11,598,160
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	2,500,000		3,399,325
				36,381,154
Alaska - .4%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		3,698,250
Arizona - 1.1%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue (Arizona State University)	5.00	8/1/31	3,770,000		4,634,499
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/36	1,750,000	[b]	1,968,995
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	930,000		917,836
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	3,500,000		4,510,100
				12,031,430
California - 7.3%
Bay Area Toll Authority, San Francisco Bay Area Subordinate Lien Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,711,824
California, Economic Recovery Bonds (Prerefunded)	5.00	7/1/19	2,000,000	[c]	2,246,540
California, GO	5.25	10/1/16	295,000		296,189
California, GO (Various Purpose)	5.25	3/1/30	2,500,000		2,862,700

8

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 7.3% (continued)
California, GO (Various Purpose)	5.75	4/1/31	1,700,000		1,914,251
California, GO (Various Purpose)	5.50	11/1/35	3,575,000		4,220,252
California, GO (Various Purpose)	6.00	11/1/35	3,000,000		3,484,230
California Health Facilities Financing Authority, Revenue (Providence Saint Joseph Health)	4.00	10/1/36	5,000,000		5,641,550
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,559,167
California State Public Works Board, LR (Department of State Hospitals) (Coalinga State Hospital)	5.00	6/1/25	8,325,000		10,211,195
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,831,750
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.25	12/1/56	2,750,000	[b]	3,196,325
Glendale Community College District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,410,986
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	4,655,000		4,729,433
Los Angeles, Wastewater System Revenue	5.75	6/1/34	1,125,000		1,279,879
Los Angeles, Wastewater System Revenue (Prerefunded)	5.75	6/1/19	1,375,000	[c]	1,565,740
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,000,000		1,189,300
Sacramento County, Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,164,020
Sacramento County, Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,165,980
San Francisco City and County Public Utilities Commission, San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,710,795
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/25	1,000,000		1,181,760
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,514,274

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 7.3% (continued)
Tustin Unified School District Community Facilities District Number 97-1, Senior Lien Special Tax Bonds (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,529,663
University of California Regents, General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[c]	2,277,160
				76,894,963
Colorado - 2.8%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		17,609,400
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[c]	1,179,280
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/41	1,500,000		1,810,380
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,329,432
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,305,014
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,445,320
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000		1,132,760
				29,811,586
Connecticut - 1.1%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000		6,188,850
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/33	4,540,000		5,572,895
				11,761,745
District of Columbia - 1.2%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	35,000,000	[d]	4,851,350
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	4,000,000		4,579,360
Washington Metropolitan Area Transit Authority, Gross Transit Revenue	5.25	7/1/29	1,750,000		1,952,808
Washington Metropolitan Area Transit Authority, Gross Transit Revenue	5.13	7/1/32	1,000,000		1,112,710
				12,496,228
Florida - 7.4%
Broward County, Airport System Revenue	5.38	10/1/29	2,535,000		2,858,719

10

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 7.4% (continued)
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000		19,368,645
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,169,179
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000		2,555,532
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/28	1,250,000		1,554,588
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/35	1,500,000		1,810,680
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/31	2,000,000		2,460,600
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[c]	3,803,279
Hillsborough County Aviation Authority, Customer Facility Charge Revenue (Tampa International Airport)	5.00	10/1/44	3,500,000		4,179,140
Jacksonville Electric Authority, Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,460,400
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,907,512
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,783,680
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,000,000		3,617,610
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/23	5,000,000		6,167,250
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/39	5,000,000		5,950,650
Orlando-Orange County Expressway Authority, Revenue	5.00	7/1/30	2,620,000		2,977,630
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	0.67	11/15/23	2,250,000	[e]	2,134,688
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	1,000,000		1,144,650
Tampa, Health System Revenue (BayCare Health System Issue)	4.00	11/15/46	3,000,000		3,301,320

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 7.4% (continued)
Tampa, Health System Revenue (BayCare Health System Issue)	5.00	11/15/46	3,500,000		4,253,585
				78,459,337
Georgia - 2.6%
Atlanta, Airport General Revenue	5.00	1/1/20	3,000,000		3,414,660
Atlanta, Water and Wastewater Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,322,532
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	1,640,000	[c]	1,912,371
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,162,073
Carrollton Payroll Development Authority, RAC (University of West Georgia Athletic Complex, LLC Project) (Prerefunded)	6.25	6/15/18	3,895,000	[c]	4,285,824
Georgia Higher Education Facilities Authority, Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	1,685,000	[c]	1,833,465
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,630,000
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	5,000,000		5,848,350
Savannah Economic Development Authority, Revenue (Armstrong Atlantic State University Student Union, LLC Project) (Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000		1,324,022
				27,733,297
Idaho - .6%
Boise-Kuna Irrigation District, Revenue (Arrowrock Hydroelectric Project) (Prerefunded)	7.38	6/1/18	5,600,000	[c]	6,255,760
Illinois - 11.3%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		9,027,150
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,749,999
Chicago, Second Lien Water Revenue	5.00	11/1/25	2,940,000		3,581,714
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,214,480
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,729,617

12

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 11.3% (continued)
Chicago, Second Lien Water Revenue (Insured; AMBAC)	5.00	11/1/32	3,000,000		3,020,520
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,347,691
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,769,230
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	3,000,000		3,570,660
Huntley, Special Service Area Number Nine, Special Tax Bonds (Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,500,000		3,571,610
Illinois, Sales Tax Revenue	5.00	6/15/24	4,270,000		5,198,383
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/31	9,155,000		10,741,928
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,769,430
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,984,370
Illinois Finance Authority, Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,605,490
Illinois Finance Authority, Revenue (Sherman Health Systems) (Prerefunded)	5.50	8/1/17	1,000,000	[c]	1,044,280
Illinois Health Facilities Authority, Revenue (Delnor-Community Hospital) (Insured; Assured Guaranty Municipal Corp.)	5.25	5/15/27	6,000,000		6,386,040
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	3,900,000		4,719,975
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	12/1/32	2,000,000		2,466,320
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,853,680
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000		3,807,195
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.25	6/15/50	2,150,000		2,297,275
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	11,500,000	[d]	2,500,330

13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 11.3% (continued)
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	3,100,000	3,644,360
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	7,600,000	9,102,292
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	7,500,000	8,848,425
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,500,000	2,880,750
				119,433,194
Indiana - 2.1%
Indiana Health Facility Financing Authority, Revenue (Ascension Health Credit Group)	5.00	11/15/36	3,890,000	4,742,338
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	3,765,000	4,614,083
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	7,500,000	9,140,025
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	4,042,770
				22,539,216
Iowa - .9%
Iowa Finance Authority, Health Facilities Revenue (UnityPoint Health)	5.00	8/15/33	5,105,000	6,260,568
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/23	2,500,000	3,081,800
				9,342,368
Kentucky - 1.9%
Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue, BAN (Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,455,250
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,895,720
University of Kentucky, General Receipts Bonds	5.25	10/1/17	7,845,000	8,241,800
				19,592,770
Louisiana - 1.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,971,100
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	3,250,000	3,799,087

14

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 1.3% (continued)
New Orleans Aviation Board, Revenue (Insured; Assured Guaranty Corp.)	6.00	1/1/23	2,000,000		2,219,720
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	4,500,000		5,148,855
				14,138,762
Maine - .1%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000		1,501,263
Maryland - 4.0%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/24	1,520,000		1,841,997
Baltimore, Consolidated Public Improvement GO	5.00	10/15/24	1,480,000		1,758,196
Baltimore, Project Revenue (Wastewater Projects)	5.00	7/1/23	1,000,000		1,185,680
Baltimore, Subordinate Project Revenue (Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[c]	856,860
Howard County, COP	8.15	2/15/20	605,000		754,102
Hyattsville, Special Obligation Revenue (University Town Center Project)	5.60	7/1/24	1,500,000		1,503,840
Hyattsville, Special Obligation Revenue (University Town Center Project)	5.75	7/1/34	3,000,000		3,006,060
Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue	5.95	7/1/23	970,000		972,512
Maryland Economic Development Corporation, EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,238,440
Maryland Economic Development Corporation, EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,119,220
Maryland Economic Development Corporation, LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,151,570
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,822,950
Maryland Economic Development Corporation, Student Housing Revenue (University of Maryland, College Park Projects) (Prerefunded)	5.75	6/1/18	1,000,000	[c]	1,089,540

15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 4.0% (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue (Anne Arundel Health System Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[c]	2,924,700
Maryland Health and Higher Educational Facilities Authority, Revenue (Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,474,650
Maryland Health and Higher Educational Facilities Authority, Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,169,780
Maryland Health and Higher Educational Facilities Authority, Revenue (Greater Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,762,725
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,188,210
Maryland Health and Higher Educational Facilities Authority, Revenue (Upper Chesapeake Hospitals Issue) (Prerefunded)	6.00	1/1/18	3,005,000	[c]	3,221,600
Maryland Health and Higher Educational Facilities Authority, Revenue (Washington County Hospital Issue) (Prerefunded)	5.75	1/1/18	2,500,000	[c]	2,671,925
Maryland Stadium Authority, Baltimore City Public Schools Construction and Revitalization Program Revenue	5.00	5/1/23	3,000,000		3,718,200
Prince Georges County, Special Obligation Revenue (National Harbor Project)	5.20	7/1/34	2,900,000		2,903,625
University System of Maryland, Auxiliary Facility and Tuition Revenue (Prerefunded)	5.00	4/1/21	1,000,000	[c]	1,186,660
				42,523,042
Massachusetts - 2.3%
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,648,700
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,452,117
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/30	4,420,000		5,589,223
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/31	4,710,000		5,927,205
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		2,066,820

16

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 2.3% (continued)
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,354,820
				24,038,885
Michigan - 4.1%
Brighton Area Schools, GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	996,996
Detroit Community High School, Public School Academy Revenue	5.75	11/1/35	715,000		454,175
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,164,620
Huron Valley School District, GO Unlimited Tax (Insured; National Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,130,492
Kent County, Airport Revenue (Gerald R. Ford International Airport) (Prerefunded)	5.00	1/1/17	4,555,000	[c]	4,620,911
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,993,200
Lansing Board of Water and Light, Utility System Revenue	5.50	7/1/41	2,500,000		2,970,925
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,991,250
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,795,875
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,568,050
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/35	1,190,000		1,403,784
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000		1,789,952

17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 4.1% (continued)
Michigan Public Educational Facilities Authority, LOR (Nataki Talibah Schoolhouse of Detroit Project)	6.50	10/1/30	2,265,000	[f]	679,274
Monroe County Economic Development Corporation, LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,621,840
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000		3,407,700
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/29	1,700,000		2,087,447
				42,676,491
Minnesota - 3.0%
Mahtomedi Independent School District Number 832, GO School Building Bonds (Minnesota School District Credit Enhancement Program) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	2/1/17	340,000	[d]	339,130
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	2,525,000		2,814,264
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[c]	535,943
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,180,980
Minnesota, 911 Revenue (Public Safety Radio Communications System Project)	5.00	6/1/25	1,000,000		1,114,850
Minnesota Higher Education Facilities Authority, Revenue (Carleton College)	5.00	3/1/30	1,000,000		1,098,050
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,653,885
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,891,811
Northern Municipal Power Agency, Electric System Revenue	5.00	1/1/20	2,500,000		2,833,175
Northfield, HR	5.38	11/1/31	1,240,000		1,248,705
Rochester, Health Care Facilities Revenue (Mayo Clinic)	4.50	11/15/21	1,000,000		1,164,250

18

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 3.0% (continued)
Rochester, Health Care Facilities Revenue (Mayo Clinic)	5.00	11/15/38	1,000,000		1,133,800
Saint Cloud, Health Care Revenue (CentraCare Health System Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[c]	2,252,880
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/18	1,000,000	[c]	1,094,040
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[c]	3,426,540
Saint Paul Housing and Redevelopment Authority, Recreational Facility LR (Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		788,910
Southern Minnesota Municipal Power Agency, Power Supply System Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,894,527
University of Minnesota Regents, GO	5.00	12/1/24	1,000,000		1,197,270
University of Minnesota Regents, GO	5.00	12/1/36	1,500,000		1,765,995
				31,429,005
Missouri - 1.0%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,678,210
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care)	5.00	6/1/29	4,000,000		4,858,800
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/31	2,000,000		2,432,780
				10,969,790
Nebraska - 1.2%
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,677,390
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	5,050,000		6,149,334
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	3,655,000		4,454,239
				12,280,963

19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nevada - .3%
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,972,675
New Hampshire - .2%
New Hampshire Business Finance Authority, PCR (The United Illuminating Company Project) (Insured; AMBAC)	1.02	10/1/33	1,920,000	[e]	1,771,200
New Jersey - 1.7%
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,529,518
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,630,818
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,640,320
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,190,140
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/29	5,000,000		5,970,850
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	0.98	1/1/30	2,500,000	[e]	2,278,125
				18,239,771
New Mexico - .5%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.08	8/1/19	5,000,000	[e]	4,979,400
New York - 7.3%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	5,000,000	[c]	5,699,550
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,203,184
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,938,725
New York City, GO	5.00	4/1/23	2,055,000		2,468,733
New York City, GO	5.00	8/1/24	2,930,000		3,634,694
New York City, GO	5.00	3/1/25	3,300,000		4,169,022
New York City, GO	5.00	8/1/25	2,500,000		3,129,350
New York City, GO	5.00	8/1/25	3,510,000		4,241,695
New York City, GO	5.00	8/1/28	1,000,000		1,115,330
New York City, GO	5.00	10/1/36	2,500,000		2,954,900

20

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 7.3% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,500,000		2,930,850
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/37	5,340,000		6,564,355
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[b]	4,653,720
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		3,441,225
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	9,090,000		11,289,507
New York State Energy Research and Development Authority, PCR (New York State Electric and Gas Corporation Project) (Insured; National Public Finance Guarantee Corp.)	1.44	4/1/34	2,100,000	[e]	1,974,000
New York State Thruway Authority, General Revenue	5.00	1/1/27	2,000,000		2,476,520
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		6,107,950
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/19	4,000,000		4,532,480
				76,525,790
North Carolina - .9%
Durham, Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,944,697
North Carolina Eastern Municipal Power Agency, Power System Revenue (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,257,550
North Carolina Medical Care Commission, Health Care Facilities Revenue (University Health Systems of Eastern Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[c]	2,530,777
North Carolina Medical Care Commission, HR (Wilson Memorial Hospital Project) (Insured; AMBAC) (Escrowed to Maturity)	0.00	11/1/16	3,055,000	[d]	3,052,220
University of North Carolina, System Pool Revenue (Pool General Trust Indenture of the Board of Governors of The University of North Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[c]	1,130,930
				9,916,174

21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 4.4%
Allen County, Hospital Facilities Revenue (Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,885,100
American Municipal Power Inc., Revenue (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		438,731
Butler County, Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,375,080
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,500,000		4,112,150
Cincinnati, EDR (Baldwin 300 Project) (Prerefunded)	5.00	11/1/18	2,565,000	[c]	2,806,879
Cleveland, Airport System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,199,460
Cleveland State University, General Receipts Bonds	5.00	6/1/18	1,170,000		1,256,837
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,891,500
Cuyahoga Community College District, General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[c]	2,855,600
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	140,000		154,829
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[c]	2,072,765
Lucas County, HR (ProMedica Healthcare Obligated Group)	5.75	11/15/31	1,200,000		1,457,124
Miami University, General Receipts Bonds	5.00	9/1/22	2,140,000		2,543,797
Ohio, Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,091,654
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.50	1/1/43	2,500,000		2,661,025
Ohio Higher Educational Facility Commission, Revenue (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,869,605
Ohio State University, General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		50,655

22

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 4.4% (continued)
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,397,160
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.50	2/1/25	1,665,000	[b]	1,725,390
Toledo-Lucas County Port Authority, Development Revenue (Northwest Ohio Bond Fund) (Toledo School for the Arts Project)	5.50	5/15/28	1,975,000		2,042,703
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,687,785
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,124,140
University of Toledo, General Receipts Bonds	5.00	6/1/24	1,665,000		1,947,867
				46,647,836
Oklahoma - .1%
Tulsa Industrial Authority, Student Housing Revenue (The University of Tulsa) (Prerefunded)	5.25	10/1/16	1,135,000	[c]	1,139,563
Oregon - .2%
Oregon, GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,548,484
Pennsylvania - 3.7%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/23	2,600,000		3,060,018
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/46	1,750,000		2,086,280
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/46	9,185,000		11,125,515
Lancaster Parking Authority, Guaranteed Parking Revenue (Insured; AMBAC)	5.00	12/1/32	1,000,000		1,050,070
Montgomery County Industrial Development Authority, Retirement Community Revenue (ACTS Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	5,000,000		6,007,300
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[c]	2,760,625
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	1,730,000	[c]	1,884,143

23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 3.7% (continued)
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	270,000	[c] 294,057
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/35	2,000,000	2,423,440
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000	6,078,450
State Public School Building Authority, School Lease Revenue (The School District of Philadelphia Project)	5.00	4/1/27	2,235,000	2,452,644
				39,222,542
Rhode Island - .3%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000	3,346,080
South Carolina - 1.1%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000	2,894,900
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000	8,913,975
				11,808,875
Texas - 7.3%
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/28	1,500,000	1,865,460
Coastal Water Authority, Water Conveyance System Revenue (Insured; AMBAC) (Escrowed to Maturity)	6.25	12/15/17	2,170,000	2,245,950
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000	3,448,470
Fort Bend Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,321,862
Harris County, Tax Road GO	5.00	10/1/27	2,500,000	3,197,675
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Mortgage Revenue (Baylor College of Medicine)	5.00	11/15/24	4,135,000	5,169,163
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	3,000,000	3,564,150
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000	975,144
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/46	3,800,000	4,599,482
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	5,500,000	6,648,290

24

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 7.3% (continued)
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	160,000		169,840
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	1/1/18	2,230,000	[c]	2,378,117
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.63	1/1/33	550,000		582,995
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.63	1/1/18	2,220,000	[c]	2,367,452
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/38	5,815,000		6,911,942
Pearland Economic Development Corporation, Sales Tax Revenue (Insured; AMBAC)	5.00	9/1/24	1,035,000		1,035,921
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/26	6,095,000		7,939,408
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	5,000,000		5,988,900
San Antonio, Electric and Gas Systems Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		295,560
San Antonio, Water System Revenue	5.00	5/15/36	4,000,000		4,549,120
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000		4,593,348
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000		3,033,175
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	2,500,000		2,986,150
				76,867,574
Utah - .7%
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	7,000,000		7,660,240
Virginia - 1.0%
Chesapeake Bay Bridge and Tunnel Commission District, General Resolution Revenue (Insured; Berkshire Hathaway Assurance Corporation)	5.50	7/1/25	1,000,000		1,242,070
Chesterfield County Economic Development Authority, PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000		1,109,650

25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Virginia - 1.0% (continued)
Newport News, GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000		1,236,410
Norfolk, Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	[c]	1,094,760
Richmond Metropolitan Authority, Expressway Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	7/15/17	235,000		243,937
Virginia Housing Development Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000		1,096,170
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,271,880
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000		1,889,316
				10,184,193
Washington - 2.9%
Port of Seattle, Intermediate Lien Revenue	5.00	2/1/28	2,000,000		2,527,300
Port of Seattle, Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,615,540
Seattle, Drainage and Wastewater Improvement Revenue	5.00	5/1/23	4,965,000		6,157,245
Washington, GO (Various Purpose)	5.00	7/1/27	5,000,000		6,403,550
Washington, Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,641,868
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,485,000	[c]	3,858,487
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000		5,833,250
				31,037,240
West Virginia - .5%
West Virginia University Board of Governors, University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	4,500,000		5,268,015
Wisconsin - 2.4%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	4,000,000		4,808,560
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/35	7,000,000		8,445,360

26

Long-Term Municipal Investments - 97.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.4% (continued)
Wisconsin, General Fund Annual Appropriation Bonds	5.75	5/1/33	2,000,000	2,251,060
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	5.00	11/15/29	4,500,000	5,692,815
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	4.00	11/15/46	2,000,000	2,211,620
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000	2,318,480
				25,727,895
U.S. Related - .4%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[d] 1,167,250
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,094,240
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,390,000	1,532,725
				3,794,215
Total Long-Term Municipal Investments (cost $940,967,317)			1,024,647,261

27

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal Investments - .6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - .2%
California Infrastructure and Economic Development Bank, Revenue, Refunding (Los Angeles County Museum of Natural History Foundation) (LOC; Wells Fargo Bank)	0.55	9/1/16	2,000,000	[g] 2,000,000
Connecticut - .4%
Connecticut Health and Educational Facilities Authority, Revenue (Yale University Issue)	0.50	9/1/16	3,840,000	[g] 3,840,000
Total Short-Term Municipal Investments (cost $5,840,000)			5,840,000
Total Investments (cost $946,807,317)			97.7%	1,030,487,261
Cash and Receivables (Net)			2.3%	24,277,265
Net Assets			100.0%	1,054,764,526

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $11,544,430 or 1.09% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—rate shown is the interest rate in effect at period end.

f Non-income producing—security in default.

g Variable rate demand note—rate shown is the interest rate in effect at August 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

28

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	18.8
Health Care	17.6
Utility-Electric	9.6
Prerefunded	9.1
Education	8.9
Utility-Water and Sewer	8.5
Special Tax	5.4
City	4.5
Lease	2.5
State/Territory	1.8
Asset-Backed	1.4
Industrial	.9
County	.5
Pollution Control	.4
Housing	.3
Resource Recovery	.1
Other	7.4
97.7

† Based on net assets.

See notes to financial statements.

29

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

30

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	946,807,317	1,030,487,261
Cash		29,086,957
Interest receivable		10,798,369
Receivable for shares of Common Stock subscribed		1,429,088
Prepaid expenses		49,008
		1,071,850,683
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		532,629
Payable for investment securities purchased		15,596,395
Payable for shares of Common Stock redeemed		806,420
Accrued expenses		150,713
		17,086,157
Net Assets ($)		1,054,764,526
Composition of Net Assets ($):
Paid-in capital		988,736,289
Accumulated net realized gain (loss) on investments		(17,651,707)
Accumulated net unrealized appreciation (depreciation) on investments		83,679,944
Net Assets ($)		1,054,764,526

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	540,019,476	36,229,316	280,013,260	1,064	198,501,410
Shares Outstanding	37,054,592	2,485,804	19,205,379	73	13,612,375
Net Asset Value Per Share ($)	14.57	14.57	14.58	14.58	14.58

See notes to financial statements.

31

STATEMENT OF OPERATIONS
Year Ended August 31, 2016

Investment Income ($):
Interest Income	33,187,682
Expenses:
Management fee—Note 3(a)	5,368,171
Shareholder servicing costs—Note 3(c)	1,723,876
Distribution fees—Note 3(b)	216,939
Professional fees	123,998
Registration fees	112,982
Directors’ fees and expenses—Note 3(d)	67,797
Prospectus and shareholders’ reports	52,967
Custodian fees—Note 3(c)	52,627
Loan commitment fees—Note 2	11,513
Miscellaneous	82,736
Total Expenses	7,813,606
Less—reduction in expenses due to undertaking—Note 3(a)	(2,143,488)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,147)
Net Expenses	5,667,971
Investment Income—Net	27,519,711
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	829,302
Net unrealized appreciation (depreciation) on investments	33,159,224
Net Realized and Unrealized Gain (Loss) on Investments	33,988,526
Net Increase in Net Assets Resulting from Operations	61,508,237

See notes to financial statements.

32

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2016	2015
Operations ($):
Investment income—net	27,519,711	26,159,787
Net realized gain (loss) on investments	829,302	6,382,542
Net unrealized appreciation (depreciation) on investments	33,159,224	(11,249,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,508,237	21,292,935
Dividends to Shareholders from ($):
Investment income—net:
Class A	(15,336,272)	(16,655,562)
Class C	(647,298)	(603,377)
Class I	(5,050,376)	(1,833,610)
Class Y	(36)	(37)
Class Z	(6,405,491)	(7,123,950)
Total Dividends	(27,439,473)	(26,216,536)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	73,211,784	27,487,047
Class C	16,345,396	3,977,051
Class I	225,705,128	50,873,703
Class Z	2,882,277	3,908,274
Dividends reinvested:
Class A	12,730,301	13,716,710
Class C	468,637	434,135
Class I	3,853,087	1,591,510
Class Z	4,740,310	5,120,742
Cost of shares redeemed:
Class A	(52,752,797)	(61,381,956)
Class C	(5,612,368)	(3,665,995)
Class I	(29,532,022)	(15,509,653)
Class Z	(13,929,387)	(14,577,838)
Increase (Decrease) in Net Assets from Capital Stock Transactions	238,110,346	11,973,730
Total Increase (Decrease) in Net Assets	272,179,110	7,050,129
Net Assets ($):
Beginning of Period	782,585,416	775,535,287
End of Period	1,054,764,526	782,585,416

33

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2016	2015
Capital Share Transactions (Shares):
Class A
Shares sold	5,095,220	1,944,223
Shares issued for dividends reinvested	887,798	971,992
Shares redeemed	(3,681,460)	(4,352,768)
Net Increase (Decrease) in Shares Outstanding	2,301,558	(1,436,553)
Class C
Shares sold	1,136,581	282,171
Shares issued for dividends reinvested	32,650	30,764
Shares redeemed	(391,259)	(259,406)
Net Increase (Decrease) in Shares Outstanding	777,972	53,529
Class I
Shares sold	15,676,854	3,610,978
Shares issued for dividends reinvested	267,593	112,860
Shares redeemed	(2,045,701)	(1,101,376)
Net Increase (Decrease) in Shares Outstanding	13,898,746	2,622,462
Class Z
Shares sold	200,866	276,147
Shares issued for dividends reinvested	330,467	362,618
Shares redeemed	(972,450)	(1,033,078)
Net Increase (Decrease) in Shares Outstanding	(441,117)	(394,313)

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.02	14.10	13.21	14.27	13.43
Investment Operations:
Investment income—net[a]	.43	.47	.52	.47	.53
Net realized and unrealized gain (loss) on investments	.55	(.08)	.89	(1.06)	.83
Total from Investment Operations	.98	.39	1.41	(.59)	1.36
Distributions:
Dividends from investment income—net	(.43)	(.47)	(.52)	(.47)	(.52)
Net asset value, end of period	14.57	14.02	14.10	13.21	14.27
Total Return (%)[b]	7.10	2.79	10.84	(4.30)	10.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.94	.95	.97	.97
Ratio of net expenses to average net assets	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[c]	.00[c]	-
Ratio of net investment income to average net assets	3.02	3.32	3.83	3.37	3.78
Portfolio Turnover Rate	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	540,019	487,129	510,428	579,728	271,110

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.02	14.10	13.21	14.27	13.43
Investment Operations:
Investment income—net[a]	.32	.36	.42	.37	.42
Net realized and unrealized gain (loss) on investments	.55	(.08)	.89	(1.07)	.84
Total from Investment Operations	.87	.28	1.31	(.70)	1.26
Distributions:
Dividends from investment income—net	(.32)	(.36)	(.42)	(.36)	(.42)
Net asset value, end of period	14.57	14.02	14.10	13.21	14.27
Total Return (%)[b]	6.30	2.02	10.03	(5.02)	9.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.71	1.72	1.72	1.73
Ratio of net expenses to average net assets	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[c]	.00[c]	-
Ratio of net investment income to average net assets	2.25	2.57	3.09	2.60	3.02
Portfolio Turnover Rate	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	36,229	23,940	23,333	29,450	23,532

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

36

		Year Ended August 31,
Class I Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.02	14.11	13.22	14.28	13.44
Investment Operations:
Investment income—net[a]	.46	.50	.54	.50	.55
Net realized and unrealized gain (loss) on investments	.57	(.09)	.90	(1.06)	.85
Total from Investment Operations	1.03	.41	1.44	(.56)	1.40
Distributions:
Dividends from investment income—net	(.47)	(.50)	(.55)	(.50)	(.56)
Net asset value, end of period	14.58	14.02	14.11	13.22	14.28
Total Return (%)	7.44	2.98	11.19	(4.15)	10.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.70	.73	.72	.73
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[b]	.00[b]	-
Ratio of net investment income to average net assets	3.19	3.56	3.98	3.57	3.97
Portfolio Turnover Rate	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	280,013	74,412	37,874	13,365	12,340

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class Y Shares	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.03	14.11	13.22	13.70
Investment Operations:
Investment income—net[b]	.51	.51	.56	.09
Net realized and unrealized gain (loss) on investments	.54	(.08)	.88	(.48)
Total from Investment Operations	1.05	.43	1.44	(.39)
Distributions:
Dividends from investment income—net	(.50)	(.51)	(.55)	(.09)
Net asset value, end of period	14.58	14.03	14.11	13.22
Total Return (%)	7.60	3.07	11.14	(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.31	4.19	1.18	.74[d]
Ratio of net expenses to average net assets	.45	.45	.45	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[e]	.00[d,e]
Ratio of net investment income to average net assets	3.49	3.59	4.09	4.13[d]
Portfolio Turnover Rate	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

38

		Year Ended August 31,
Class Z Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.03	14.11	13.22	14.28	13.44
Investment Operations:
Investment income—net[a]	.47	.50	.55	.50	.55
Net realized and unrealized gain (loss) on investments	.54	(.08)	.89	(1.06)	.84
Total from Investment Operations	1.01	.42	1.44	(.56)	1.39
Distributions:
Dividends from investment income—net	(.46)	(.50)	(.55)	(.50)	(.55)
Net asset value, end of period	14.58	14.03	14.11	13.22	14.28
Total Return (%)	7.34	3.03	11.06	(4.12)	10.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.69	.73	.72	.76
Ratio of net expenses to average net assets	.49	.47	.50	.49	.50
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	.00[b]	.00[b]	-
Ratio of net investment income to average net assets	3.25	3.55	4.02	3.53	3.98
Portfolio Turnover Rate	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	198,501	197,104	203,899	201,872	238,329

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

39

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

40

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

41

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

42

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,029,807,987	679,274	1,030,487,261

†  See Statement of Investments for additional detailed categorizations.

At August 31, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2015	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(90)
Purchases/issuances	-
Sales/dispositions	-
Transfers into Level 3†	679,364
Transfers out of Level 3	-
Balance as of 8/31/2016	679,274
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2016	(90)

†  Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs following issuer’s default.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

43

NOTES TO FINANCIAL STATEMENTS (continued)

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $702,664, accumulated capital losses $17,965,643 and unrealized appreciation $83,993,880.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. If not applied, $3,176,229 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $3,835,738 of post-enactment short-term capital losses and $3,327,746 of post enactment

44

long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2016 and August 31, 2015 were as follows: tax-exempt income $27,424,717 and $26,188,273, and ordinary income $14,756 and $28,263, respectively.

During the period ended August 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $80,238, increased accumulated net realized gain (loss) on investments by $62,993 and increased paid-in capital by $17,245. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2017.

45

NOTES TO FINANCIAL STATEMENTS (continued)

The reduction in expenses, pursuant to the Agreement, amounted to $2,143,488 during the period ended August 31, 2016.

During the period ended August 31, 2016, the Distributor retained $22,146 from commissions earned on sales of the fund’s Class A shares and $17,671 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2016, Class C shares were charged $216,939 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2016, Class A and Class C shares were charged $1,272,658 and $72,313, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2016, Class Z shares were charged $68,420 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis,

46

while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2016, the fund was charged $126,005 for transfer agency services and $6,225 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,147.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2016, the fund was charged $52,627 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2016, the fund was charged $4,334 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2016, the fund was charged $9,967 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $528,285, Distribution Plan fees $22,579, Shareholder Services Plan fees $123,379, custodian fees $23,430, Chief Compliance Officer fees $6,416 and transfer agency fees $29,691, which are offset against an expense reimbursement currently in effect in the amount of $201,151.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2016, amounted to $293,210,312 and $71,981,383, respectively.

At August 31, 2016, the cost of investments for federal income tax purposes was $946,493,381; accordingly, accumulated net unrealized appreciation on investments was $83,993,880, consisting of $86,213,364 gross unrealized appreciation and $2,219,484 gross unrealized depreciation.

47

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus AMT-Free Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus AMT-Free Municipal Bond Fund at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2016

48

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2016 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $14,756 that is being reported as an ordinary income distribution for financial reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2016 calendar year on Form 1099-DIV, which will be mailed in early 2017.

49

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Joni Evans (74)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

Hans C. Mautner (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 24

———————

50

Robin A. Melvin (52)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Burton N. Wallack (65)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (70)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

51

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (75)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III Emeritus Board Member

52

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

53

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 156 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

54

NOTES

55

NOTES

56

NOTES

57

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0319AR0816

Dreyfus High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

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Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus High Yield Municipal Bond Fund, covering the 12-month period from September 1, 2015 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite tumultuous swings in market sentiment stemming from global economic developments, stocks and bonds generally produced strong returns over the reporting period. During the fall of 2015, investors reacted cautiously to sluggish global economic growth, plummeting commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp declines in equities in January 2016, but investor sentiment soon improved when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices rebounded. Stocks mostly rallied over the ensuing months, driving several broad measures of stock market performance to new record highs. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income sent yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2015 through August 31, 2016, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2016, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 12.71% total return, Class C shares returned 11.89%, Class I shares returned 13.02%, Class Y shares returned 12.99%, and Class Z shares returned 12.78%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index, which, unlike the fund, does not include securities rated below investment grade, produced a total return of 6.88%.2

High yield municipal bonds produced solid returns over the reporting period amid falling long-term interest rates and robust demand for income-producing investments. The fund produced higher returns than its benchmark, mainly due to its relatively long average duration and an emphasis on lower-rated securities.

Effective August 31, 2016, Daniel Rabasco became a portfolio manager for the fund.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by global economic headwinds. The U.S. economy continued to grow slowly, but longer-term interest rates declined significantly early in the reporting period when sluggish international growth and declining commodity prices caused a surge in investor demand for high-quality securities.

Commodity prices rebounded in the spring of 2016 as global economic conditions seemed to stabilize, but the United Kingdom’s referendum to leave the European Union kept many investors cautious and long-term rates low. In addition, investors seeking more competitive levels of current income than were available from high-quality bonds reached for the higher yields provided by lower-rated credits, particularly high yield securities. Consequently, prices of high

3

DISCUSSION OF FUND PERFORMANCE (continued)

yield municipal bonds moved higher and their yields fell, contributing to narrower yield differences along the credit-quality spectrum. Supply dynamics also generally proved favorable during the reporting period when municipal bond issuance volumes moderated over the first eight months of 2016.

The U.S. economic recovery has continued to support sound credit conditions for most municipal bond issuers. Although a number of states and municipalities continue to face pressure from underfunded pension systems, most have benefited from rising tax revenues, balanced operating budgets, and replenished rainy day funds.

Revenue Bonds Bolstered Relative Results

The fund’s relative performance was supported by its overweighted positions in lower-rated revenue bonds, with especially strong results from those backed by hospitals, charter schools, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. The fund further benefited from a relatively long average duration and an emphasis on longer-term securities, strategies that enabled the fund to participate more fully in the benefits of falling long-term interest rates.

The fund’s leveraging strategy, which employs tender option bonds, helped enhance total returns in this constructive environment.

Disappointments during the reporting period included relatively light exposure to some municipal bonds that rallied strongly from previous weakness, including general obligation bonds issued in states or cities—such as Illinois, Chicago, and New Jersey—that are struggling with pension funding shortfalls. In addition, higher-quality bonds backed by revenues from water and sewer facilities lagged market averages.

Maintaining a Constructive Approach

Despite narrower yield differences along the credit-quality spectrum, we remain optimistic regarding the prospects for the municipal bond market as the U.S. economy has continued to grow, municipal credit quality generally has remained strong, and supply-and-demand dynamics have stayed positive. Therefore, we have retained the fund’s constructive investment posture. As of the reporting period’s end, the fund has continued to emphasize higher-yielding, longer-term revenue bonds, and we have maintained a relatively long average duration in an effort to capture higher yields from longer-dated securities.

September 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus High Yield Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index

†  Source: Lipper Inc.

††  The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.

The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus High Yield Municipal Bond Fund on 8/31/06 to a $10,000 investment made in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities. The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 8/31/16
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/15/07	7.62%	6.08%	3.92%††
without sales charge	3/15/07	12.71%	7.05%	4.40%††
Class C shares
with applicable redemption charge †	3/15/07	10.89%	6.25%	3.66%††
without redemption	3/15/07	11.89%	6.25%	3.66%††
Class I shares	12/15/08	13.02%	7.33%	4.60%††
Class Y shares	7/1/13	12.99%	7.22%††	4.53%††
Class Z shares	9/30/05	12.78%	7.16%	4.51%
Bloomberg Barclays U.S. Municipal Bond Index		6.88%	4.80%	4.87%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

††  The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.

The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from March 1, 2016 to August 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended August 31, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.30	$9.29	$4.16	$3.85	$4.83
Ending value (after expenses)	$1,067.60	$1,063.90	$1,069.20	$1,068.70	$1,067.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended August 31, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.18	$9.07	$4.06	$3.76	$4.72
Ending value (after expenses)	$1,020.01	$1,016.14	$1,021.11	$1,021.42	$1,020.46

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.79% for Class C, .80% for Class I, .74% for Class Y and .93% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
August 31, 2016

Long-Term Municipal Investments - 96.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.7%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/35	1,350,000		1,547,316
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/45	750,000		851,168
Jefferson County, Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,508,715
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,142,200
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	2,000,000		2,719,460
				10,768,859
Alaska - 1.4%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,613,430
Arizona - 5.2%
Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (Mohave Prison, LLC Expansion Project)	8.00	5/1/25	1,250,000		1,275,612
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,091,120
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools, Inc. Projects)	5.00	7/1/45	1,500,000	[b]	1,637,865
Pima County Industrial Development Authority, Education Facilities Revenue (Sonoran Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,758,635
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	500,000		493,460
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	2,055,000		2,648,073
				9,904,765
California - 10.7%
Anaheim Community Facilities District Number 08-1, Special Tax Revenue (Platimum Triangle)	4.00	9/1/46	2,000,000		2,191,560

8

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 10.7% (continued)
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,271,134
California Statewide Communities Development Authority, Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,333,280
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.25	12/1/56	1,000,000	[b]	1,162,300
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	20,000,000	[c]	2,128,400
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.13	6/1/47	1,000,000		1,004,040
Placentia-Yorba Linda Unified School District, GO	0.00	8/1/49	11,605,000	[c]	3,846,593
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,867,200
San Francisco City and County Redevelopment Financing Authority, Tax Allocation Revenue (Mission Bay South Redevelopment Project) (Prerefunded)	6.63	8/1/19	2,000,000	[d]	2,345,420
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	2,200,000		2,200,176
				20,350,103
Connecticut - 1.6%
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,724,910
Connecticut Resources Recovery Authority, Special Obligation Revenue (American REF-FUEL Company of Southeastern Connecticut Project)	6.45	11/15/22	1,235,000		1,237,976
				2,962,886
Florida - 6.4%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	1,119,350
Davie, Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,191,260
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,332,600

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 6.4% (continued)
Jacksonville Economic Development Commission, Health Care Facilities Revenue (Florida Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,036,460
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	1,500,000	[d]	1,956,990
Palm Bay, Educational Facilities Revenue (Patriot Charter School Project)	7.00	7/1/36	4,000,000	[e]	1,599,840
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	2,500,000		2,861,625
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	800,000		961,400
				12,059,525
Georgia - .7%
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,235,470
Illinois - 9.1%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,167,320
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000		1,444,724
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	1,000,000		1,152,830
Illinois, Sales Tax Revenue	5.00	6/15/24	1,000,000		1,217,420
Illinois Finance Authority, Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000		1,092,060
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000		1,225,960
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	1,250,000		1,398,287
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	20,245,000	[c]	4,401,668
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,197,670
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.50	4/1/31	1,000,000		1,170,230
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,500,000		1,728,450
				17,196,619

10

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Indiana - 1.6%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	1,000,000	1,225,520
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	1,500,000	1,828,005
				3,053,525
Iowa - 2.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000	2,700,875
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000	1,007,450
				3,708,325
Kentucky - .5%
Paducah Electric Plant Board, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/35	750,000	893,333
Louisiana - 4.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	1,500,000	1,598,520
Louisiana Public Facilities Authority, Revenue (Entergy Louisiana, LLC Project)	3.50	6/1/30	1,500,000	1,575,945
Louisiana Public Facilities Authority, Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000	[b] 3,835,682
New Orleans, Water Revenue	5.00	12/1/34	1,000,000	1,181,200
New Orleans, Water Revenue	5.00	12/1/40	1,000,000	1,184,410
				9,375,757
Maine - .9%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000	1,801,515
Maryland - .6%
Maryland Economic Development Corporation, Private Activity Revenue (Purple Line Light Rail Project) (Green Bonds)	5.00	3/31/46	1,000,000	1,191,110
Michigan - 5.8%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	1,000,000	1,120,860
Kent Hospital Finance Authority, Revenue (Metropolitan Hospital Project)	6.00	7/1/35	2,000,000	2,005,980
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	2,780,000	3,359,241

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 5.8% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000		1,189,350
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	1,000,000		1,179,650
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000		582,220
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,600,000		1,599,984
				11,037,285
Minnesota - 1.3%
Saint Paul Housing and Redevelopment Authority, Hospital Facility Revenue (HealthEast Care System Project)	5.00	11/15/25	2,145,000		2,429,684
Missouri - .6%
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue (Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,172,390
New Jersey - 6.4%
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,445,937
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,129,570
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,185,090
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		1,009,560
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	4,000,000	[c]	1,039,960

12

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 6.4% (continued)
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	6,360,000		6,268,861
				12,078,978
New Mexico - 1.3%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,471,634
New York - 3.5%
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,908,575
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.25	12/1/37	1,000,000		1,089,770
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/31	500,000		550,910
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	1,000,000		1,152,980
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,021,860
				6,724,095
North Carolina - .6%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Deerfield Episcopal Retirement Community) (Prerefunded)	6.13	11/1/18	1,000,000	[d]	1,117,550
Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		998,490
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	4,200,000		4,311,090
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	1,500,000		1,726,035
				7,035,615
Oklahoma - .6%
Payne County Economic Development Authority, Revenue (Epworth Living at the Ranch)	4.75	11/1/23	1,150,000		1,155,888

13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Oregon - .6%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,113,510
Pennsylvania - 4.0%
Montgomery County Industrial Development Authority, Retirement Community Revenue (ACTS Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	2,500,000		3,003,650
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,105,330
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,000,000		1,207,120
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	[b,f]	2,263,380
				7,579,480
Tennessee - .9%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (Vanderbilt University Medical Center)	5.00	7/1/46	1,500,000		1,801,170
Texas - 10.9%
Arlington Higher Education Finance Corporation, Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,275,989
Board of Managers, Joint Guadalupe County, Hospital Mortgage Improvement Revenue (City of Seguin Hospital)	5.00	12/1/45	1,000,000		1,079,030
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,000,000		1,179,650
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	1,500,000		1,681,530
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	6.00	12/1/30	1,000,000		1,141,270
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,586,235
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	2,006,560
Houston, Airport System Special Facilities Revenue (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,756,290

14

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 10.9% (continued)
Houston, Airport System Subordinate Lien Revenue (Insured; XLCA)	1.04	7/1/32	950,000	[g]	875,188
La Vernia Higher Education Finance Corporation, Education Revenue (Knowledge is Power Program, Inc.) (Prerefunded)	6.25	8/15/19	1,000,000	[d]	1,158,640
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Westminster Project)	5.00	11/1/40	1,000,000		1,169,670
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	150,000		160,076
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	1,025,000	[d]	1,094,772
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		1,116,630
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,159,070
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue (Burnham Wood Charter School Project)	6.25	9/1/36	2,250,000		2,304,292
				20,744,892
Virginia - 2.1%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		165,556
Fairfax County Economic Development Authority, Residential Care Facilities Mortgage Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		2,062,882
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,106,960
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b]	553,480
				3,888,878
Washington - .8%
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/46	1,300,000	[b]	1,475,149

15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 96.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 1.6%
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,950,378
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,077,440
				3,027,818
Total Long-Term Municipal Investments (cost $164,519,060)			181,969,238
Short-Term Municipal Investment - 1.5%
Massachusetts - 1.5%
Massachusetts Health and Educational Facilities Authority, Revenue (Baystate Medical Center Issue) (LOC; Wells Fargo Bank) (cost $2,800,000)	0.60	9/1/16	2,800,000	[h] 2,800,000
Total Investments (cost $167,319,060)			97.5%	184,769,238
Cash and Receivables (Net)			2.5%	4,723,285
Net Assets			100.0%	189,492,523

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $20,544,781 or 10.84% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Non-income producing—security in default.

f Collateral for floating rate borrowings.

g Variable rate security—rate shown is the interest rate in effect at period end.

h Variable rate demand note—rate shown is the interest rate in effect at August 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

16

Portfolio Summary (Unaudited) †	Value (%)
Health Care	19.5
Education	18.0
Utility-Water and Sewer	7.8
Special Tax	7.4
Asset-Backed	6.8
Transportation Services	6.8
Utility-Electric	5.8
Industrial	4.4
Prerefunded	2.2
Pollution Control	1.8
Resource Recovery	1.5
County	.6
Other	14.9
97.5

† Based on net assets.

See notes to financial statements.

17

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	167,319,060	184,769,238
Cash		8,674,361
Interest receivable		1,838,754
Receivable for shares of Common Stock subscribed		340,098
Prepaid expenses		36,400
		195,658,851
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		151,689
Payable for investment securities purchased		4,671,085
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		265,884
Interest and expense payable related to floating rate notes issued—Note 4		2,862
Accrued expenses		74,808
		6,166,328
Net Assets ($)		189,492,523
Composition of Net Assets ($):
Paid-in capital		208,179,232
Accumulated net realized gain (loss) on investments		(36,136,887)
Accumulated net unrealized appreciation (depreciation) on investments		17,450,178
Net Assets ($)		189,492,523

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	64,917,473	20,935,219	32,884,548	4,839,827	65,915,456
Shares Outstanding	5,189,254	1,673,871	2,633,244	387,117	5,277,388
Net Asset Value Per Share ($)	12.51	12.51	12.49	12.50	12.49

See notes to financial statements.

19

STATEMENT OF OPERATIONSYear Ended August 31, 2016

Investment Income ($):
Interest Income	8,995,481
Expenses:
Management fee—Note 3(a)	923,376
Shareholder servicing costs—Note 3(c)	229,288
Distribution/Service Plan fees—Note 3(b)	224,233
Registration fees	68,384
Professional fees	65,698
Prospectus and shareholders’ reports	20,373
Custodian fees—Note 3(c)	14,477
Directors’ fees and expenses—Note 3(d)	10,932
Interest and expense related to floating rate notes issued—Note 4	8,312
Loan commitment fees—Note 2	1,963
Miscellaneous	38,228
Total Expenses	1,605,264
Less—reduction in expenses due to undertaking—Note 3(a)	(644)
Less—reduction in fees due to earnings credits—Note 3(c)	(413)
Net Expenses	1,604,207
Investment Income—Net	7,391,274
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,944,783)
Net unrealized appreciation (depreciation) on investments	14,816,887
Net Realized and Unrealized Gain (Loss) on Investments	10,872,104
Net Increase in Net Assets Resulting from Operations	18,263,378

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2016	2015
Operations ($):
Investment income—net	7,391,274	6,166,918
Net realized gain (loss) on investments	(3,944,783)	3,963,478
Net unrealized appreciation (depreciation) on investments	14,816,887	(3,726,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,263,378	6,403,849
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,251,242)	(1,932,310)
Class C	(696,826)	(557,204)
Class I	(917,093)	(692,425)
Class Y	(236,182)	(93,303)
Class Z	(3,150,931)	(2,798,257)
Net realized gain on investments:
Class A	(15,277)	(44,572)
Class C	(5,417)	(14,108)
Class I	(5,221)	(13,784)
Class Y	(1,756)	(1,412)
Class Z	(20,835)	(55,813)
Total Dividends	(7,300,780)	(6,203,188)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,821,480	5,592,434
Class C	6,508,345	1,403,003
Class I	20,660,953	2,832,506
Class Y	2,884,816	2,930,400
Class Z	3,807,446	2,866,677
Dividends reinvested:
Class A	1,621,403	1,306,985
Class C	393,695	327,197
Class I	641,267	455,604
Class Y	178,794	67,284
Class Z	2,537,174	2,259,860
Cost of shares redeemed:
Class A	(8,387,992)	(19,391,053)
Class C	(2,970,613)	(2,711,496)
Class I	(4,492,962)	(4,193,533)
Class Y	(1,551,677)	(338,526)
Class Z	(6,944,540)	(10,045,977)
Increase (Decrease) in Net Assets from Capital Stock Transactions	45,707,589	(16,638,635)
Total Increase (Decrease) in Net Assets	56,670,187	(16,437,974)
Net Assets ($):
Beginning of Period	132,822,336	149,260,310
End of Period	189,492,523	132,822,336

21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2016	2015
Capital Share Transactions (Shares):
Class A
Shares sold	2,541,373	477,454
Shares issued for dividends reinvested	133,852	111,140
Shares redeemed	(693,416)	(1,647,766)
Net Increase (Decrease) in Shares Outstanding	1,981,809	(1,059,172)
Class C
Shares sold	533,919	119,605
Shares issued for dividends reinvested	32,519	27,813
Shares redeemed	(247,939)	(230,576)
Net Increase (Decrease) in Shares Outstanding	318,499	(83,158)
Class I
Shares sold	1,681,765	241,555
Shares issued for dividends reinvested	52,918	38,819
Shares redeemed	(371,926)	(356,802)
Net Increase (Decrease) in Shares Outstanding	1,362,757	(76,428)
Class Y
Shares sold	244,537	250,296
Shares issued for dividends reinvested	14,818	5,725
Shares redeemed	(126,560)	(28,884)
Net Increase (Decrease) in Shares Outstanding	132,795	227,137
Class Z
Shares sold	315,111	242,971
Shares issued for dividends reinvested	209,831	192,169
Shares redeemed	(577,837)	(855,910)
Net Increase (Decrease) in Shares Outstanding	(52,895)	(420,770)

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended August 31,
	2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	11.63		11.63		10.90	12.11		11.14
Investment Operations:
Investment income—net [a]	.56		.50		.54	.52		.52
Net realized and unrealized gain (loss) on investments	.88		.00	[b]	.73	(1.23)		.98
Total from Investment Operations	1.44		.50		1.27	(.71)		1.50
Distributions:
Dividends from investment income—net	(.56)		(.49)		(.53)	(.50)		(.51)
Dividends from net realized gain on investments	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.56)		(.50)		(.54)	(.50)		(.53)
Net asset value, end of period	12.51		11.63		11.63	10.90		12.11
Total Return (%)[c]	12.71		4.38		11.95	(6.13)		13.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03		1.03		1.04	1.01		1.02
Ratio of net expenses to average net assets	1.03		1.03		1.04	1.01		1.02
Ratio of interest and expense related to floating rate notes issued to average net assets	.01		.00	[d]	.01	.00	[d]	.00	[d]
Ratio of net investment income to average net assets	4.68		4.26		4.82	4.23		4.48
Portfolio Turnover Rate	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	64,917		37,305		49,626	44,234		58,786

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended August 31,
	2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	11.64		11.64		10.91	12.12		11.15
Investment Operations:
Investment income—net [a]	.49		.41		.46	.42		.43
Net realized and unrealized gain (loss) on investments	.86		.00	[b]	.73	(1.22)		.98
Total from Investment Operations	1.35		.41		1.19	(.80)		1.41
Distributions:
Dividends from investment income—net	(.48)		(.40)		(.45)	(.41)		(.42)
Dividends from net realized gain on investments	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.48)		(.41)		(.46)	(.41)		(.44)
Net asset value, end of period	12.51		11.64		11.64	10.91		12.12
Total Return (%)[c]	11.89		3.58		11.09	(6.82)		12.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80		1.80		1.81	1.77		1.78
Ratio of net expenses to average net assets	1.80		1.80		1.81	1.77		1.78
Ratio of interest and expense related to floating rate notes issued to average net assets	.01		.00	[d]	.01	.00	[d]	.00	[d]
Ratio of net investment income to average net assets	4.08		3.51		4.07	3.49		3.72
Portfolio Turnover Rate	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	20,935		15,780		16,748	21,784		29,494

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

24

Class I Shares	Year Ended August 31,
	2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	11.61		11.62		10.88	12.09		11.12
Investment Operations:
Investment income—net [a]	.58		.53		.57	.55		.54
Net realized and unrealized gain (loss) on investments	.89		(.01)		.74	(1.23)		.99
Total from Investment Operations	1.47		.52		1.31	(.68)		1.53
Distributions:
Dividends from investment income—net	(.59)		(.52)		(.56)	(.53)		(.54)
Dividends from net realized gain on investments	(.00)	b	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.59)		(.53)		(.57)	(.53)		(.56)
Net asset value, end of period	12.49		11.61		11.62	10.88		12.09
Total Return (%)	13.02		4.63		12.24	(5.91)		14.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80		.79		.79	.75		.78
Ratio of net expenses to average net assets	.80		.78		.79	.75		.78
Ratio of interest and expense related to floating rate notes issued to average net assets	.01		.00	[c]	.01	.00	[c]	.00	[c]
Ratio of net investment income to average net assets	4.91		4.52		5.08	4.48		4.70
Portfolio Turnover Rate	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	32,885		14,756		15,645	15,619		21,048

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended August 31,
	2016		2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	11.61		11.62	10.89	11.59
Investment Operations:
Investment income—net [b]	.60		.54	.51	.11
Net realized and unrealized gain (loss) on investments	.87		(.01)	.79	(.72)
Total from Investment Operations	1.47		.53	1.30	(.61)
Distributions:
Dividends from investment income—net	(.58)		(.53)	(.56)	(.09)
Dividends from net realized gain on investments	(.00)	[c]	(.01)	(.01)	-
Total Distributions	(.58)		(.54)	(.57)	(.09)
Net asset value, end of period	12.50		11.61	11.62	10.89
Total Return (%)	12.99		4.67	12.25	(5.35)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76		.78	.94	.81	[e]
Ratio of net expenses to average net assets	.75		.75	.84	.81	[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	.01		.01	.01	.00	[e,f]
Ratio of net investment income to average net assets	4.91		4.58	5.28	5.62	[e]
Portfolio Turnover Rate	12.46		26.66	21.00	17.40
Net Assets, end of period ($ x 1,000)	4,840		2,954	316	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

26

Class Z Shares	Year Ended August 31,
	2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	11.64		11.64		10.91	12.12		11.14
Investment Operations:
Investment income—net [a]	.61		.51		.56	.53		.53
Net realized and unrealized gain (loss) on investments	.84		.01		.73	(1.23)		.99
Total from Investment Operations	1.45		.52		1.29	(.70)		1.52
Distributions:
Dividends from investment income—net	(.60)		(.51)		(.55)	(.51)		(.52)
Dividends from net realized gain on investments	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.60)		(.52)		(.56)	(.51)		(.54)
Net asset value, end of period	12.49		11.64		11.64	10.91		12.12
Total Return (%)	12.78		4.58		11.96	(6.05)		13.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93		.93		.93	.92		.95
Ratio of net expenses to average net assets	.93		.92		.93	.92		.95
Ratio of interest and expense related to floating rate notes issued to average net assets	.01		.00	[c]	.01	.00	[c]	.00	[c]
Ratio of net investment income to average net assets	5.06		4.38		4.94	4.33		4.56
Portfolio Turnover Rate	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	65,915		62,027		66,925	71,479		88,092

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

28

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

29

NOTES TO FINANCIAL STATEMENTS (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	183,169,398	1,599,840	184,769,238
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

†  See Statement of Investments for additional detailed categorizations.

††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

30

At August 31, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2015	1,200,080
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	399,760
Purchases/issuances	-
Sales/dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2016	1,599,840
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 8/31/2016	399,760

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

31

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended August 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $204,583, accumulated capital losses $36,684,326 and unrealized appreciation $17,997,617.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. If not applied, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $3,849,437 of post-enactment short-term capital losses and $9,358,260 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2016 and August 31, 2015 were as follows: tax-exempt income $7,236,621 and $6,073,499, and ordinary income $64,159 and $129,689, respectively.

During the period ended August 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, dividend reclassification and capital loss carryover expiration, the fund decreased accumulated undistributed investment income-net by $139,000, increased accumulated net realized gain (loss) on investments by $835,038 and decreased paid-in capital by $696,038. Net assets and net asset value per share were not affected by this reclassification.

32

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, from September 1, 2015 through January 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund’s Class Y shares so that the direct expenses of the fund’s Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) did not exceed .75% of the value of Class Y shares average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $644 during the period ended August 31, 2016.

During the period ended August 31, 2016, the Distributor retained $10,144 from commissions earned on sales of the fund’s Class A shares and $812 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2016, Class C shares were charged $130,900 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2016, Class Z shares were charged $93,333 pursuant to the Service Plan.

33

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2016, Class A and Class C shares were charged $122,674 and $43,633, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2016, the fund was charged $25,384 for transfer agency services and $1,196 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $413.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2016, the fund was charged $14,477 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2016, the fund was charged $573 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2016, the fund was charged $9,967 for services performed by the Chief Compliance Officer and his staff.

34

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $93,913, Distribution Plan fees $20,938, Shareholder Services Plan fees $17,951, custodian fees $7,150, Chief Compliance Officer fees $6,416 and transfer agency fees $5,321.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended August 31, 2016, redemption fees charged and retained by the fund amounted to $4,747.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2016, amounted to $56,753,262 and $18,654,621, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their

35

NOTES TO FINANCIAL STATEMENTS (continued)

certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2016 was approximately $1,000,000, with a related weighted average annualized interest rate of .83%.

At August 31, 2016, the cost of investments for federal income tax purposes was $165,771,621; accordingly, accumulated net unrealized appreciation on investments was $17,997,617, consisting of $20,523,598 gross unrealized appreciation and $2,525,981 gross unrealized depreciation.

36

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus High Yield Municipal Bond Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus High Yield Municipal Bond Fund at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2016

37

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2016 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $15,653 that is being reported as an ordinary income distribution for reporting purposes. The fund also hereby reports $.0040 per share as a short-term capital gain distribution paid on December 23, 2015. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2016 calendar year on Form 1099-DIV, which will be mailed in early 2017.

38

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Joni Evans (74)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

Hans C. Mautner (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1978-present)

No. of Portfolios for which Board Member Serves: 24

———————

39

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (52)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Burton N. Wallack (65)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (70)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

40

INTERESTED BOARD MEMBER

Gordon J. Davis (75)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number:1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member
William Hodding Carter III, Emeritus Board Member

41

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

42

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 156 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

43

NOTES

44

NOTES

45

For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6165AR0816

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $67,224 in 2015 and $68,904 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,546 in 2015 and $12,860 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,413 in 2015 and $7,624 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $17,098 in 2015 and $1,241 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,000,680 in 2015 and $20,260,418 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 28, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 28, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)